Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 6,945	₩ 119,500
Long-term derivative financial assets	303,201	221,608
Long-term derivative financial liabilities	(621)	₩ (3,437)
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	201,262
Long-term derivative financial liabilities	(621)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	201,262
Long-term derivative financial liabilities	(621)
Floating-to-fixed interest rate swap,Oct. 7,2024 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(621)
Floating-to-fixed interest rate swap,Oct. 7,2024 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(621)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	137,222
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	137,222
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	19,034
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	19,034
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	45,006
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 45,006